ING Series Fund, Inc.

ING Strategic Allocation Conservative Fund

ING Strategic Allocation Growth Fund

ING Strategic Allocation Moderate Fund

Supplement dated April 15, 2008 to the Domestic Equity Funds’

Class A, Class B and Class C Prospectus,

Class I Prospectus and Class O Prospectus

 and Class A, Class B, Class C, Class I, Class O and

Class R Statement of Additional Information (“SAI”), each dated September 28, 2007.

Effective immediately, all references to ING Strategic Allocation Conservative Fund, ING Strategic Allocation Growth Fund and ING Strategic Allocation Moderate Fund in the Domestic Equity Funds’ Prospectuses and SAI listed above are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FURTURE REFERENCE